Average Annual Total Returns{- Treasury Only Portfolio} - 03.31 FIMM Funds Select Combo PRO-09 - Treasury Only Portfolio - Select Class - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.33%	0.95%	0.48%